Revenues - Summary of Breakdown of Revenues by Sales Channel (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 960,122	€ 903,059
Textile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	71,836	73,072
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	7,005	17,702
Total Direct to Consumer (DTC)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	669,599	583,385
Total Direct to Consumer (DTC) | ZEGNA brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	486,561	465,710
Total Direct to Consumer (DTC) | Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	89,976	82,924
Total Direct to Consumer (DTC) | TOM FORD FASHION
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	93,062	34,751
Total Wholesale branded
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	211,682	228,900
Total Wholesale branded | ZEGNA brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	79,506	75,609
Total Wholesale branded | Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	76,745	124,027
Total Wholesale branded | TOM FORD FASHION
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 55,431	€ 29,264